Acquisition of Mobile Tint LLC (Details) - Schedule of unaudited pro forma consolidated results of operations - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Schedule of unaudited pro forma consolidated results of operations [Abstract]
Net Revenues	$ 1,630,742	$ 1,889,759
Net Loss	$ (5,868,878)	$ (2,353,392)
Net Loss per Share (in Dollars per share)	$ (0.02)	$ (0.01)